UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive offices)      (Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-394-4437

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2010 is filed herewith.

MainStay Epoch Global Choice Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 93.0%†
	Aerospace & Defense 1.2%
	Bombardier, Inc.	143,200	$674,985

	Automobiles 2.9%
	Hyundai Motor Co.	15,850	1,538,866

	Beverages 2.7%
	InBev N.V.	28,650	1,430,649

	Chemicals 7.5%
	Monsanto Co.	16,150	1,225,462
	Nifco, Inc./Japan	61,800	1,343,018
	Praxair, Inc.	19,300	1,453,676
			4,022,156
	Commercial Banks 1.6%
	Banco Bradesco S.A., ADR (a)	53,305	882,731

	Electronic Equipment & Instruments 4.0%
¤	Corning, Inc.	119,106	2,153,436

	Food & Staples Retailing 3.6%
¤	Wal-Mart Stores, Inc.	36,100	1,928,823

	Food Products 3.9%
¤	Nestle S.A. Registered	44,600	2,110,452

	Health Care Providers & Services 11.8%
	Aetna, Inc.	62,120	1,861,736
	Davita, Inc. (b)	30,500	1,822,680
	Diagnosticos da America S.A.	37,100	1,137,996
	Laboratory Corp. of America Holdings (b)	21,700	1,542,870
			6,365,282
	Insurance 3.7%
¤	Prudential Financial, Inc.	39,450	1,972,106

	Internet Software & Services 2.3%
	Yahoo!, Inc. (b)	82,400	1,236,824

	IT Services 6.2%
	Cielo S.A.	219,700	1,748,276
	Visa, Inc. Class A	19,560	1,604,507
			3,352,783
	Life Sciences Tools & Services 2.9%
	Thermo Fisher Scientific, Inc. (b)	33,600	1,550,640

	Machinery 3.0%
	Danaher Corp.	22,750	1,623,213

	Oil, Gas & Consumable Fuels 3.7%
¤	Anadarko Petroleum Corp.	30,950	1,973,991
	Southern Union Co.	1	11
			1,974,002
	Pharmaceuticals 9.2%
	Bayer A.G.	20,750	1,413,566
¤	Roche Holding A.G., Genusscheine	12,900	2,166,505
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (a)	24,600	1,395,312
			4,975,383
	Semiconductors & Semiconductor Equipment 2.0%
	Taiwan Semiconductor Manufacturing Co, Ltd., Sponsored ADR (a)	107,500	1,092,200

	Software 13.2%
¤	Microsoft Corp.	129,850	3,659,173
	Oracle Corp.	67,530	1,557,242
¤	Sybase, Inc. (b)	46,050	1,872,853
			7,089,268
	Tobacco 3.5%
¤	Imperial Tobacco Group PLC	59,050	1,907,463
	Wireless Telecommunication Services 4.1%
¤	Vodafone Group PLC	1,037,500	2,228,861
	Total Common Stocks (Cost $51,553,793)		50,110,123

	Preferred Stock 2.4%
	Road & Rail 2.4%
	All America Latina Logistica S.A. 0.61%	157,900	1,264,876

	Total Preferred Stock (Cost $1,408,952)		1,264,876

		Principal Amount	Value
	Short-Term Investment 2.1%
	Repurchase Agreement 2.1%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $1,148,740 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 2/18/10, with a Principal Amount of $1,175,000 and a Market Value of $1,175,000)	$1,148,739	1,148,739

	Total Short-Term Investment (Cost $1,148,739)		1,148,739

	Total Investments (Cost $54,111,484) (c)	97.5%	52,523,738

	Other Assets, Less Liabilities	2.5	1,344,033
	Net Assets	100.0%	$53,867,771

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At January 31, 2010, cost is $54,339,755 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$450,602
Gross unrealized depreciation	(2,266,619)
Net unrealized depreciation	$(1,816,017)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$35,970,743	$14,139,380	$—	$50,110,123
Preferred Stock	1,264,876	—	—	1,264,876
Short-Term Investment
Repurchase Agreement	—	1,148,739	—	1,148,739
Total Investments in Securities	$37,235,619	$15,288,119	$—	$52,523,738

(a) For detailed industry descriptions, see the Portfolio of Investments.

(b) Level 2 assets represent the following international equities: Hyundai Motor Co., InBev N.V., Nifco, Inc./Japan, Nestle S.A. Registered, Bayer A.G., Roche Holding A.G., Imperial Tobacco Group PLC and Vodafone Group PLC.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund
As of January 31, 2010, the Fund held the following foreign currency:

		Currency		Cost		Value
Brazilian Real	BRL	50,345	USD	27,822	USD	26,708

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 97.1%†
	Australia 1.6%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	27,700	$1,921,549
	Toll Holdings, Ltd. (Air Freight & Logistics)	237,725	1,801,949
	Westpac Banking Corp. (Commercial Banks)	110,502	2,321,702
			6,045,200
	Belgium 2.5%
	Anheuser-Busch InBev N.V. (Beverages) (b)(c)	228,800	1,583
¤	InBev N.V. (Beverages)	146,300	7,305,547
	Mobistar S.A. (Wireless Telecommunication Services)	40,200	2,534,131
			9,841,261
	Brazil 0.6%
	Redecard S.A. (IT Services)	164,000	2,292,520

	Canada 3.7%
¤	BCE, Inc. (Diversified Telecommunication Services)	240,500	6,178,663
	Canadian Oil Sands Trust (Oil, Gas & Consumable Fuels)	178,700	4,636,089
	Shaw Communications, Inc. (Media)	196,000	3,647,790
			14,462,542
	Finland 0.5%
	Fortum Oyj (Electric Utilities)	79,000	2,012,786

	France 6.1%
	Air Liquide S.A. (Chemicals)	43,400	4,618,254
	France Telecom S.A. (Diversified Telecommunication Services)	219,500	5,046,936
	SCOR SE (Insurance)	107,500	2,487,361
	Total S.A. (Oil, Gas & Consumable Fuels)	62,000	3,601,168
	Vinci S.A. (Construction & Engineering)	86,900	4,629,724
	Vivendi (Media)	122,500	3,171,290
			23,554,733
	Germany 1.9%
	BASF A.G. (Chemicals)	63,400	3,594,828
	RWE A.G. (Multi-Utilities)	42,050	3,726,608
			7,321,436
	Italy 0.8%
	Terna S.p.A. (Electric Utilities)	807,900	3,252,800

	Norway 0.5%
	StatoilHydro ASA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	81,900	1,831,284

	Philippines 1.0%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services) (a)	71,831	4,020,381

	Spain 2.0%
	Banco Santander S.A. (Commercial Banks)	189,900	2,675,586
	Telefonica S.A. (Diversified Telecommunication Services)	216,600	5,202,727
			7,878,313
	Sweden 0.8%
	Assa Abloy AB (Building Products)	169,200	2,915,855

	Switzerland 3.9%
¤	Nestle S.A. Registered (Food Products)	152,600	7,220,963
	Roche Holding A.G., Genusscheine (Pharmaceuticals)	11,800	1,981,765
¤	Swisscom A.G. (Diversified Telecommunication Services)	16,000	5,819,809
			15,022,537
	Taiwan 1.6%
	Chunghwa Telecom Co., Ltd., ADR (Diversified Telecommunication Services) (a)	97,980	1,859,660
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	1,117,400	2,132,156
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment) (a)	194,700	1,978,152
			5,969,968
	United Kingdom 19.6%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals) (a)	124,500	5,788,005
	BAE Systems PLC (Aerospace & Defense)	674,600	3,796,910
	BP PLC, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	87,200	4,893,664
	British American Tobacco PLC (Tobacco)	123,500	4,071,947
	Compass Group PLC (Hotels, Restaurants & Leisure)	445,200	3,027,374
¤	Diageo PLC, Sponsored ADR (Beverages) (a)	115,300	7,747,007
	Firstgroup PLC (Road & Rail)	456,500	2,688,475
¤	Imperial Tobacco Group PLC (Tobacco)	241,500	7,801,054
	Meggitt PLC (Aerospace & Defense)	1,000,600	4,134,103
	National Grid PLC (Multi-Utilities)	488,050	4,913,000
	Next PLC (Multiline Retail)	121,000	3,792,134
	Pearson PLC (Media)	332,200	4,718,889
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	83,300	4,613,987
	Scottish & Southern Energy PLC (Electric Utilities)	211,500	3,940,864
	United Utilities Group PLC (Multi-Utilities)	529,859	4,536,024
	Vodafone Group PLC (Wireless Telecommunication Services)	2,589,000	5,561,951
			76,025,388
	United States 50.0%
¤	Altria Group, Inc. (Tobacco)	349,500	6,941,070
	Arthur J. Gallagher & Co. (Insurance)	188,800	4,257,440
	AT&T, Inc. (Diversified Telecommunication Services)	215,955	5,476,619
	Automatic Data Processing, Inc. (IT Services)	47,400	1,933,446
	Bemis Co., Inc. (Containers & Packaging)	72,200	2,025,932
	Bristol-Myers Squibb Co. (Pharmaceuticals)	201,300	4,903,668
	CenturyTel, Inc. (Diversified Telecommunication Services)	141,200	4,802,212
	Chevron Corp. (Oil, Gas & Consumable Fuels)	36,900	2,661,228
	Coca-Cola Co. (The) (Beverages)	36,900	2,001,825
	Coca-Cola Enterprises, Inc. (Beverages)	99,500	2,008,905
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	50,100	4,585,653
	Duke Energy Corp. (Electric Utilities)	334,450	5,528,458
	E.I. du Pont de Nemours & Co. (Chemicals)	123,300	4,020,813
	Emerson Electric Co. (Electrical Equipment)	102,900	4,274,466
	ExxonMobil Corp. (Oil, Gas & Consumable Fuels)	26,100	1,681,623
	Federated Investors, Inc. Class B (Capital Markets)	67,900	1,723,302
	First Niagara Financial Group, Inc. (Thrifts & Mortgage Finance)	143,100	1,964,763
	Genuine Parts Co. (Distributors)	99,300	3,741,624
	H.J. Heinz Co. (Food Products)	68,600	2,993,018
	Honeywell International, Inc. (Aerospace & Defense)	104,200	4,026,288
	Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	151,100	2,005,097
¤	Johnson & Johnson (Pharmaceuticals)	102,900	6,468,294
	Kellogg Co. (Food Products)	76,600	4,168,572
	Kimberly-Clark Corp. (Household Products)	83,400	4,953,126
	Kinder Morgan Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	69,600	4,234,464
¤	Lorillard, Inc. (Tobacco)	84,300	6,381,510
	McDonald's Corp. (Hotels, Restaurants & Leisure)	65,000	4,057,950
	Merck & Co., Inc. (Pharmaceuticals)	129,700	4,951,946
	MetLife, Inc. (Insurance)	51,900	1,833,108
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	186,200	4,805,822
	Microsoft Corp. (Software)	146,300	4,122,734
	Nicor, Inc. (Gas Utilities)	70,900	2,872,868
	NiSource, Inc. (Multi-Utilities)	217,600	3,100,800
	NSTAR (Multi-Utilities)	60,100	2,063,834
	NYSE Euronext (Diversified Financial Services)	127,200	2,977,752
	OGE Energy Corp. (Multi-Utilities)	120,200	4,353,644
	ONEOK, Inc. (Gas Utilities)	86,500	3,649,435
	Oracle Corp. (Software)	119,200	2,748,752
¤	Philip Morris International, Inc. (Tobacco)	137,600	6,262,176
	Pitney Bowes, Inc. (Commercial Services & Supplies)	141,700	2,964,364
	Progress Energy, Inc. (Electric Utilities)	49,700	1,936,809
	Reynolds American, Inc. (Tobacco)	43,400	2,308,880
	SCANA Corp. (Multi-Utilities)	49,700	1,769,817
	Southern Co. (The) (Electric Utilities)	117,600	3,763,200
	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	196,000	4,165,000
	TECO Energy, Inc. (Multi-Utilities)	253,000	3,939,210
	Tupperware Brands Corp. (Household Durables)	74,100	3,146,286
	Vectren Corp. (Multi-Utilities)	74,800	1,741,344
	Verizon Communications, Inc. (Diversified Telecommunication Services)	194,300	5,716,306
	VF Corp. (Textiles, Apparel & Luxury Goods)	37,900	2,729,937
	Wal-Mart Stores, Inc. (Food & Staples Retailing)	37,900	2,024,997
	Waste Management, Inc. (Commercial Services & Supplies)	88,900	2,849,245
	Westar Energy, Inc. (Electric Utilities)	132,650	2,829,425
	WGL Holdings, Inc. (Gas Utilities)	76,500	2,427,345
	Windstream Corp. (Diversified Telecommunication Services)	190,400	1,963,024
			193,839,426
	Total Common Stocks (Cost $363,521,088)		376,286,430

	Preferred Stock 0.5%
	United States 0.5%
	MetLife, Inc. (Insurance)	88,700	2,118,156

	Total Preferred Stock (Cost $2,022,980)		2,118,156

		Principal Amount	Value
	Short-Term Investment 1.9%
	Repurchase Agreement 1.9%
	United States 1.9%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $7,178,917 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 2/18/10, with a Principal Amount of $7,325,000 and a Market Value of $7,325,000) (Capital Markets)	$7,178,911	7,178,911

	Total Short-Term Investment (Cost $7,178,911)		7,178,911

	Total Investments (Cost $372,722,979) (d)	99.5%	385,583,497

	Other Assets, Less Liabilities	0.5	1,950,490
	Net Assets	100.0%	$387,533,987

¤
Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment.  One of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	Illiquid security - The total market value of this security at January 31, 2010 is $1,583, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	At January 31, 2010, cost is $373,211,838 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$29,900,524
Gross unrealized depreciation	(17,528,865)
Net unrealized appreciation	$12,371,659

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$245,248,177	$131,038,253	$—	$376,286,430
Preferred Stock	2,118,156	—	—	2,118,156
Short-Term Investment
Repurchase Agreement	—	7,178,911	—	7,178,911
Total Investments in Securities	$247,366,333	$138,217,164	$—	$385,583,497

(a) For detailed industry descriptions, see the Portfolio of Investments.
(b) Level 1 assets represent ADRs, securities listed under Canada and United States.

At January 31, 2010, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost			Value
New Taiwan Dollar	TWD	1	USD	—	(a)	USD	—	(a)

(a) Less than one dollar.

MainStay Epoch International Small Cap Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 93.5%†
	Australia 1.2%
	Centamin Egypt, Ltd. (Metals & Mining) (a)	875,900	$1,490,894
	SAI Global, Ltd. (Professional Services)	189,350	650,222
			2,141,116
	Austria 1.1%
	Andritz A.G. (Machinery)	17,850	994,151
	Vienna Insurance Group (Insurance)	21,100	1,006,189
			2,000,340
	Belgium 1.2%
	Telenet Group Holding N.V. (Diversified Telecommunication Services) (a)	71,602	2,052,739

	Bermuda 1.0%
	Frontline Ltd. (Oil, Gas & Consumable Fuels)	17,800	536,017
	Golden Ocean Group, Ltd. (Marine) (a)	197,900	341,346
	Lancashire Holdings, Ltd. (Insurance)	116,800	834,094
	Peace Mark Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)(b)(c)	1,118,750	1,441
			1,712,898
	Brazil 8.2%
	Banco ABC Brasil S.A. (Diversified Financial Services)	252,300	1,619,539
	BR Malls Participacoes S.A. (Real Estate Management & Development) (a)	107,800	1,172,361
¤	Diagnosticos da America S.A. (Health Care Providers & Services)	90,050	2,762,170
¤	Localiza Rent a Car S.A. (Road & Rail)	313,600	3,284,066
	Marfrig Alimentos S.A. (Food Products)	74,500	889,257
	MRV Engenharia e Participacoes S.A. (Household Durables)	264,000	1,701,645
	PDG Realty S.A. Empreendimentos e Participacoes (Household Durables)	89,300	711,084
	Rossi Residencial S.A. (Household Durables)	196,750	1,367,334
	Santos Brasil Participacoes S.A. (Transportation Infrastructure) (a)	56,300	470,411
	Tegma Gestao Logistica S.A. (Road & Rail)	55,350	469,814
			14,447,681
	Canada 4.1%
	Eldorado Gold Corp. (Metals & Mining) (a)	98,807	1,173,579
	Hanfeng Evergreen, Inc. (Chemicals) (a)	75,800	507,578
	Migao Corp. (Chemicals) (a)	59,700	394,185
	Paramount Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	34,850	497,042
	Sherritt International Corp. (Metals & Mining)	306,300	1,758,880
¤	Sino-Forest Corp. (Paper & Forest Products) (a)	163,850	2,845,634
			7,176,898
	Cayman Islands 1.3%
	Subsea 7, Inc. (Energy Equipment & Services) (a)	140,000	2,341,804

	China 2.1%
	Dalian Port PDA Co., Ltd. (Transportation Infrastructure)	2,840,426	1,139,304
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health Care Equipment & Supplies)	261,000	956,889
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical Equipment)	816,000	1,505,585
			3,601,778
	Cyprus 0.4%
	Bank of Cyprus Public Co., Ltd. (Commercial Banks)	125,200	789,892

	France 7.8%
	Alten, Ltd. (IT Services) (a)	79,850	2,283,543
	Cap Gemini S.A. (IT Services)	21,600	955,447
	Carbone Lorraine S.A. (Electrical Equipment)	33,300	1,135,925
	EDF Energies Nouvelles S.A. (Independent Power Producers & Energy Traders)	14,875	744,675
	IPSOS (Media)	60,400	1,897,463
¤	Rhodia S.A. (Chemicals) (a)	196,300	3,447,759
¤	Technip S.A. (Energy Equipment & Services)	47,550	3,215,738
			13,680,550
	Germany 5.6%
	Axel Springer A.G. (Media)	11,908	1,255,299
	Centrotherm Photovoltaics A.G. (Electrical Equipment) (a)	14,050	787,735
	GFK SE (Professional Services)	15,150	564,734
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	13,905	516,585
	Kontron A.G. (Semiconductors & Semiconductor Equipment)	30,400	335,608
	Morphosys A.G. (Life Sciences Tools & Services) (a)	53,450	1,244,576
	Puma A.G. Rudolf Dassler Sport (Textiles, Apparel & Luxury Goods)	3,850	1,172,958
	Software A.G. (Software)	12,600	1,439,820
	Wirecard A.G. (IT Services)	191,850	2,457,535
			9,774,850
	Greece 1.6%
	EFG Eurobank Ergasias S.A. (Commercial Banks) (a)	102,250	864,109
	Hellenic Exchanges S.A. (Diversified Financial Services)	93,700	993,820
	Intralot S.A. Integrated Lottery Systems & Services (Hotels, Restaurants & Leisure)	202,418	891,568
			2,749,497
	Hong Kong 1.7%
	Asia Cement China Holdings Corp. (Construction Materials)	1,143,500	550,975
	Industrial and Commercial Bank of China Asia, Ltd. (Commercial Banks)	536,664	1,044,576
	Sinotrans Shipping, Ltd. (Marine)	648,500	300,071
	Vitasoy International Holdings, Ltd. (Food Products)	1,566,000	1,063,861
			2,959,483
	Ireland 0.4%
	Irish Life & Permanent Group Holdings PLC (Insurance) (a)	153,950	658,588

	Italy 8.6%
	Amplifon S.p.A (Health Care Providers & Services) (a)	119,800	554,658
	Ansaldo STS S.p.A (Transportation Infrastructure)	98,300	1,898,717
	Astaldi S.p.A (Construction & Engineering)	310,398	2,370,041
¤	Azimut Holding S.p.A (Capital Markets)	279,600	3,431,608
	Danieli & Co. S.p.A. (Machinery)	139,750	1,790,439
	Exor S.p.A (Diversified Financial Services)	105,714	1,731,686
	Maire Tecnimont S.p.A (Construction & Engineering)	513,800	1,744,814
	Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	12,469	818,992
	Unipol Gruppo Finanziario S.p.A (Insurance) (a)	572,300	690,064
			15,031,019
	Japan 12.6%
	Air Water, Inc. (Chemicals)	122,160	1,392,501
	Daibiru Corp. (Real Estate Management & Development)	51,000	384,064
	Daiseki Co., Ltd. (Commercial Services & Supplies)	22,495	473,777
	Disco Corp. (Semiconductors & Semiconductor Equipment)	7,600	420,250
	House Foods Corp. (Food Products)	59,200	868,866
	Japan Digital Laboratory Co., Ltd. (Computers & Peripherals)	75,500	886,603
	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	113	524,300
	JGC Corp. (Construction & Engineering)	112,750	2,095,792
	Kansai Paint Co., Ltd. (Chemicals)	93,440	758,738
	Lawson, Inc. (Food & Staples Retailing)	9,600	435,691
	McDonald's Holdings Co. Japan, Ltd. (Hotels, Restaurants & Leisure)	44,400	902,826
	Nabtesco Corp. (Machinery)	140,000	1,641,989
	NET One Systems Co., Ltd. (IT Services)	500	571,097
¤	Nifco, Inc. /Japan (Chemicals)	141,150	3,067,426
	ORIX Corp. (Consumer Finance)	14,550	1,089,401
	Pigeon Corp. (Household Products)	11,200	439,392
	Shinko Plantech Co., Ltd. (Energy Equipment & Services)	107,500	1,148,192
	Suruga Bank, Ltd. (Commercial Banks)	66,055	584,452
¤	Sysmex Corp. (Health Care Equipment & Supplies)	56,653	3,162,824
	Toshiba Plant Systems & Services Corp. (Construction & Engineering)	33,000	401,145
	Unicharm Petcare Corp. (Food Products)	26,300	877,314
			22,126,640
	Luxembourg 1.2%
	Acergy S.A. (Energy Equipment & Services)	137,700	2,093,744

	Netherlands 2.3%
	Core Laboratories N.V. (Energy Equipment & Services)	11,400	1,333,230
	SBM Offshore N.V. (Energy Equipment & Services)	114,921	2,242,405
	USG People N.V. (Professional Services) (a)	26,200	502,763
			4,078,398
	Portugal 0.7%
	Jeronimo Martins SGPS S.A. (Food & Staples Retailing)	134,510	1,277,773

	Republic of Korea 0.3%
	Daishin Securities Co., Ltd. (Capital Markets)	33,900	444,227

	Spain 5.6%
	Construcciones y Auxiliar de Ferrocarriles S.A. (Machinery)	3,500	1,987,861
	Ebro Puleva S.A. (Food Products)	127,291	2,524,146
	Obrascon Huarte Lain S.A. (Construction & Engineering)	24,540	577,366
	Prosegur Cia de Seguridad S.A. (Commercial Services & Supplies)	39,910	1,804,254
	Red Electrica Corp. S.A. (Electric Utilities)	17,400	873,331
	Viscofan S.A. (Food Products)	82,600	2,142,356
			9,909,314
	Switzerland 7.1%
	Bank Sarasin & Cie A.G. (Capital Markets) (a)	17,150	586,804
	Clariant A.G. (Chemicals) (a)	153,450	1,684,148
	EFG International A.G. (Capital Markets)	151,050	2,164,284
	Helvetia Holding A.G. (Insurance)	7,700	2,394,295
	Petroplus Holdings A.G. (Oil, Gas & Consumable Fuels) (a)	41,587	697,041
	Straumann Holding A.G. (Health Care Equipment & Supplies)	6,400	1,697,956
¤	Temenos Group A.G. Registered (Software) (a)	118,974	3,182,382
			12,406,910
	Taiwan 1.0%
	Clevo Co. (Computers & Peripherals) (a)	286,000	519,270
	Far EasTone Telecommunications Co., Ltd. (Wireless Telecommunication Services)	1,068,000	1,294,633
			1,813,903
	United Kingdom 16.4%
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	1,836,000	2,616,957
	Aggreko PLC (Commercial Services & Supplies)	81,850	1,173,145
	Ashtead Group PLC (Trading Companies & Distributors)	905,100	1,222,504
	Bovis Homes Group PLC (Household Durables) (a)	64,050	404,108
	Cairn Energy PLC (Oil, Gas & Consumable Fuels) (a)	222,500	1,146,791
	Charter International PLC (Machinery)	169,050	1,874,485
	Cookson Group PLC (Industrial Conglomerates) (a)	257,350	1,744,875
	Domino's Pizza UK & IRL PLC (Hotels, Restaurants & Leisure)	230,850	1,171,445
	Homeserve PLC (Commercial Services & Supplies)	52,953	1,371,324
¤	Intermediate Capital Group PLC (Capital Markets)	776,000	3,322,627
	Intertek Group PLC (Professional Services)	94,500	1,815,790
	Invensys PLC (Machinery)	267,800	1,308,169
	Kingfisher PLC (Specialty Retail)	353,500	1,196,485
	London Stock Exchange Group PLC (Diversified Financial Services)	42,800	436,289
	Meggitt PLC (Aerospace & Defense)	384,350	1,587,990
	Millennium & Copthorne Hotels PLC (Hotels, Restaurants & Leisure)	222,850	1,357,052
	Misys PLC (Software) (a)	190,900	650,704
	Next PLC (Multiline Retail)	57,550	1,803,614
	SSL International PLC (Health Care Equipment & Supplies)	216,380	2,681,829
			28,886,183
	Total Common Stocks (Cost $141,409,058)		164,156,225

	Preferred Stocks 1.9%
	Brazil 1.3%
	All America Latina Logistica S.A. (Road & Rail)	280,850	2,249,780

	Germany 0.6%
	ProSiebenSat.1 Media A.G. (Media)	84,100	1,135,636

	Total Preferred Stocks (Cost $3,752,726)		3,385,416

	Total Investments (Cost $145,161,784) (d)	95.4%	167,541,641

	Other Assets, Less Liabilities	4.6	8,108,923
	Net Assets	100.0%	$175,650,564

¤
Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment.  One of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Fair valued security - The total market value of this security at January 31, 2010 is $1,441, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Illiquid security - The total market value of this security at January 31, 2010 is $1,441, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	At January 31, 2010, cost is $149,445,517 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$32,045,430
Gross unrealized depreciation	(13,949,306)
Net unrealized appreciation	$18,096,124

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$24,448,703	$139,706,081	$1,441	$164,156,225
Preferred Stocks	2,249,780	1,135,636	—	3,385,416
Total Investments in Securities	$26,698,483	$140,841,717	$1,441	$167,541,641

(a) For detailed industry descriptions, see the Portfolio of Investments.
(b) The level 3 security valued at $1,441 is held in the Bermuda within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2009 (a)

Common Stock	$789,103	$-	$-	$(787,662)	$-	$-	$-	$-	$1,441	$(787,662)

Total	$789,103	$-	$-	$(787,662)	$-	$-	$-	$-	$1,441	$(787,662)

(a) Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations.

MainStay Epoch International Small Cap Fund
As of January 31, 2010, the Fund held the following foreign currencies:
		Currency		Cost		Value
Australian Dollar	AUD	18	USD	17	USD	16
Brazilian Real	BRL	155,279		88,433		82,376
Canadian Dollar	CAD	19,105		18,556		17,868
Danish Krone	DKK	5,305		1,068		988
Euro	EUR	185,250		258,050		256,848
Hong Kong Dollar	HKD	1,105,515		142,555		142,391
Japanese Yen	JPY	18,253,752		200,151		202,224
New Taiwan Dollar	TWD	32,767,219		1,030,526		1,025,706
Norwegian Krone	NOK	19		3		3
Pound Sterling	GBP	255,074		413,730		407,736
Swedish Krona	SEK	48		7		7
Swiss Franc	CHF	46,260		45,129		43,613
Total			USD	2,198,225	USD	2,179,776

MainStay Epoch U.S. Equity Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 96.0%†
	Aerospace & Defense 5.6%
	Alliant Techsystems, Inc. (a)	35,950	$2,838,971
¤	Boeing Co. (The)	65,800	3,987,480
	Rockwell Collins, Inc.	31,800	1,691,442
			8,517,893
	Capital Markets 7.2%
	Ameriprise Financial, Inc.	93,850	3,588,824
	Bank of New York Mellon Corp. (The)	112,250	3,265,352
¤	Franklin Resources, Inc.	41,200	4,080,036
			10,934,212
	Chemicals 4.2%
	E.I. du Pont de Nemours & Co.	74,700	2,435,967
¤	Praxair, Inc.	52,800	3,976,896
			6,412,863
	Commercial Services & Supplies 2.3%
	Waste Management, Inc.	110,300	3,535,115

	Computers & Peripherals 1.9%
	Apple, Inc. (a)	15,030	2,887,564

	Distributors 0.7%
	Genuine Parts Co.	29,404	1,107,943

	Diversified Financial Services 1.5%
	NYSE Euronext	99,100	2,319,931

	Electric Utilities 0.9%
	Entergy Corp.	17,750	1,354,503

	Electronic Equipment & Instruments 2.1%
	Corning, Inc.	174,802	3,160,420

	Energy Equipment & Services 5.0%
	Cameron International Corp. (a)	38,250	1,440,495
	Diamond Offshore Drilling, Inc.	29,350	2,686,405
	National Oilwell Varco, Inc.	51,600	2,110,440
	Weatherford International, Ltd. (a)	91,670	1,437,386
			7,674,726
	Gas Utilities 1.9%
	ONEOK, Inc.	67,750	2,858,373

	Health Care Equipment & Supplies 1.1%
	Boston Scientific Corp. (a)	190,800	1,646,604

	Health Care Providers & Services 7.8%
	Aetna, Inc.	92,890	2,783,913
¤	DaVita, Inc. (a)	75,250	4,496,940
	Laboratory Corp. of America Holdings (a)	43,250	3,075,075
	UnitedHealth Group, Inc.	44,500	1,468,500
			11,824,428
	Hotels, Restaurants & Leisure 1.7%
	International Game Technology	138,800	2,545,592

	Household Products 1.2%
	Colgate-Palmolive Co.	23,850	1,908,716

	Insurance 7.2%
	Everest Re Group, Ltd.	36,050	3,090,927
	MetLife, Inc.	81,042	2,862,403
	Prudential Financial, Inc.	68,353	3,416,967
	Travelers Cos., Inc. (The)	30,825	1,561,903
			10,932,200
	Internet Software & Services 1.9%
	eBay, Inc. (a)	64,350	1,481,337
	Yahoo!, Inc. (a)	96,600	1,449,966
			2,931,303
	IT Services 9.7%
	Automatic Data Processing, Inc.	54,600	2,227,134
	Fiserv, Inc. (a)	51,300	2,310,552
¤	Visa, Inc. Class A	87,150	7,148,914
	Western Union Co. (The)	170,350	3,158,289
			14,844,889
	Life Sciences Tools & Services 2.4%
¤	Thermo Fisher Scientific, Inc. (a)	79,700	3,678,155

	Machinery 3.1%
	Danaher Corp.	41,850	2,985,997
	Deere & Co.	36,350	1,815,683
			4,801,680
	Media 2.0%
	Comcast Corp. Class A	203,545	3,081,671

	Multi-Utilities 3.6%
	NSTAR	55,750	1,914,455
¤	Wisconsin Energy Corp.	74,550	3,648,477
			5,562,932
	Oil, Gas & Consumable Fuels 6.3%
	Anadarko Petroleum Corp.	50,650	3,230,457
	ConocoPhillips	28,900	1,387,200
¤	ExxonMobil Corp.	77,000	4,961,110
			9,578,767
	Pharmaceuticals 1.0%
	Abbott Laboratories	28,850	1,527,319

	Real Estate Investment Trusts 2.2%
	Ventas, Inc.	78,350	3,306,370

	Semiconductors & Semiconductor Equipment 1.1%
	MEMC Electronic Materials, Inc. (a)	97,550	1,227,179
	Texas Instruments, Inc.	17,500	393,750
			1,620,929
	Software 8.0%
	Electronic Arts, Inc. (a)	84,800	1,380,544
¤	Microsoft Corp.	240,800	6,785,744
¤	Oracle Corp.	174,150	4,015,899
			12,182,187
	Specialty Retail 1.9%
	TJX Cos., Inc.	78,114	2,969,113

	Thrifts & Mortgage Finance 0.5%
	Hudson City Bancorp, Inc.	54,900	728,523
	Total Common Stocks (Cost $120,737,754)		146,434,921

		Principal Amount	Value
	Short-Term Investment 5.2%
	Repurchase Agreement 5.2%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $7,917,021 (Collateralized by a United States Treasury Bill with a rate of 0.076% and a maturity date of 3/18/10, with a Principal Amount of $8,080,000 and a Market Value of $8,079,192)	$7,917,015	7,917,015

	Total Short-Term Investment (Cost $7,917,015)		7,917,015

	Total Investments (Cost $128,654,769) (b)	101.2%	154,351,936

	Other Assets, Less Liabilities	(1.2)	(1,900,111)
	Net Assets	100.0%	$152,451,825

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At January 31, 2010, cost is $128,786,312 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$27,261,120
Gross unrealized depreciation	(1,695,496)
Net unrealized appreciation	$25,565,624

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$146,434,921	$—	$—	$146,434,921
Short-Term Investment
Repurchase Agreement	—	7,917,015	—	7,917,015
Total Investments in Securities	$146,434,921	$7,917,015	$—	$154,351,936

(a)  For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2010 unaudited

SECURITIES VALUATION.

The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and follow the significant accounting policies described below.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Investments in other mutual funds are valued at their net asset values ("NAV") at the close of the New York Stock Exchange on the valuation date.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less ("short-term investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Investments in money market funds are valued daily at their NAV.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Funds’ Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2010, the International Small Cap Fund held a security with values of $1,441 that was valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Funds principally trade, and the time at which each Fund’s NAV is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. At January 31, 2010, foreign securities held by the Funds were fair valued.

“Fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of January 31, 2010, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended January 31, 2010, there have been no change to the fair value methodologies.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and(2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

Item 2.  Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2010

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date: March 30, 2010